Consolidation (Tables)	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities [Table Text Block]
At December 31, 2011 and 2010, Federated was involved with certain VIEs in which it held a variable interest but for which it was not the primary beneficiary. The assets and liabilities of these unconsolidated VIEs and Federated’s maximum risk of loss related thereto were as follows at December 31:

	2011			2010
in millions	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss	Unconsolidated VIE assets	Unconsolidated VIE Liabilities	Total remaining carrying value of investment and maximum risk of loss
Investment companies[1]	$290,517.7	$—	$221.5	$275,365.1	$—	$297.0
CDOs[2]	$2.1	$12.0	$0	$12.8	$121.6	$0
Equity investment	$4.5	$0.7	$7.1	$6.4	$2.4	$7.4

1
The unconsolidated VIE assets for the investment companies represent total net assets under management for the related investment companies. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments on the Consolidated Balance Sheets. Of Federated’s $297.0 million invested in these entities at December 31, 2010, $191.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $105.8 million included in Investments on the Consolidated Balance Sheets.

2	The risk of loss does not include the potential loss associated with related deferred tax assets expiring unutilized.